Postemployment benefit plans (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of net periodic benefit cost:
Defined benefit plan curtailment and settlement losses	$ (82)	$ (2)
U.S. Pension Benefits
Components of net periodic benefit cost:
Service cost	181	157	$ 196
Interest cost	608	648	581
Expected return on plan assets	(890)	(943)	(826)
Other adjustments	0	0	31
Defined benefit plan curtailment and settlement losses	32	0	(2)
Amortization of:
Transition obligation / (asset)	0	0	0
Prior service cost / (credit)	1	17	18
Net actuarial loss / (gain)	732	2,088	(2,348)
Total cost included in operating profit	664	1,967	(2,350)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year prior service cost (credit)	0	0	0
Amortization of prior service (cost) credit	(1)	(17)	(18)
Amortization of transition (obligation) asset	0	0	0
Total recognized in other comprehensive income	(1)	(17)	(18)
Total recognized in net periodic cost and other comprehensive income	$ 663	$ 1,950	$ (2,368)
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	3.80%	4.60%	3.70%
Expected return on plan assets (as a percent)	7.40%	7.80%	7.80%
Rate of compensation increase (as a percent)	4.00%	4.00%	4.50%
Expected return on plan assets, next fiscal year (as a percent)	6.90%
Percentage of the highest and lowest yielding bonds that were excluded from the discount rate calculation (as a percent)	10.00%
Additional percentage amount added to long-term passive rate of returns to arrive at the long-term expected rate of return (as a percent)	0.95%	1.00%	1.00%
Non-U.S. Pension Benefits
Components of net periodic benefit cost:
Service cost	$ 110	$ 109	$ 120
Interest cost	146	185	166
Expected return on plan assets	(273)	(271)	(224)
Other adjustments	0	0	0
Defined benefit plan curtailment and settlement losses	(1)	2	(24)
Amortization of:
Transition obligation / (asset)	0	0	0
Prior service cost / (credit)	0	0	1
Net actuarial loss / (gain)	8	345	(345)
Total cost included in operating profit	(10)	370	(306)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year prior service cost (credit)	(8)	(4)	(7)
Amortization of prior service (cost) credit	0	0	(1)
Amortization of transition (obligation) asset	0	0	0
Total recognized in other comprehensive income	(8)	(4)	(8)
Total recognized in net periodic cost and other comprehensive income	$ (18)	$ 366	$ (314)
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	3.30%	4.10%	3.70%
Expected return on plan assets (as a percent)	6.80%	6.90%	6.80%
Rate of compensation increase (as a percent)	4.00%	4.20%	3.90%
Expected return on plan assets, next fiscal year (as a percent)	6.10%
Other Postretirement Benefits
Components of net periodic benefit cost:
Service cost	$ 101	$ 82	$ 108
Interest cost	181	213	195
Expected return on plan assets	(56)	(58)	(56)
Other adjustments	0	0	(22)
Defined benefit plan curtailment and settlement losses	27	(4)	0
Amortization of:
Transition obligation / (asset)	0	0	2
Prior service cost / (credit)	(54)	(55)	(73)
Net actuarial loss / (gain)	(561)	191	(748)
Total cost included in operating profit	(362)	369	(594)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year prior service cost (credit)	16	(2)	2
Amortization of prior service (cost) credit	54	55	73
Amortization of transition (obligation) asset	0	0	(2)
Total recognized in other comprehensive income	70	53	73
Total recognized in net periodic cost and other comprehensive income	$ (292)	$ 422	$ (521)
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	3.90%	4.60%	3.70%
Expected return on plan assets (as a percent)	7.80%	7.80%	7.80%
Rate of compensation increase (as a percent)	4.00%	4.00%	4.40%
Assumed increase in health care trend rate
Assumed increase in health care trend rate over the current period to calculate benefit expenses (as a percent)	6.60%
Assumed increase in health care trend rate for the next year to calculate benefit expenses (as a percent)	6.50%
Year that heath care trend rate is assumed to reach ultimate trend rate (year)	2021
Ultimate health care cost trend rate (as a percent)	5.00%
General inflation rate that forms a part of ultimate health care trend rate (as a percent)	3.00%
Additional healthcare inflation rate that forms a part of ultimate health care trend rate (as a percent)	2.00%